Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income, Net of Tax
The following table presents the changes in accumulated other comprehensive income, net of tax, during the years ended December 31, 2015, 2016 and 2017 (in thousands):

Foreign Currency Translation Adjustment
Accumulated other comprehensive income, January 1, 2015	$26,745
Income recognized in other comprehensive income (loss)	2,453
Accumulated other comprehensive income, December 31, 2015	29,198
Income recognized in other comprehensive income (loss)	3,151
Loss reclassified from accumulated other comprehensive income (1)	15,159
Accumulated other comprehensive income, December 31, 2016	47,508
Loss recognized in other comprehensive income (loss)	(1,801)
Accumulated other comprehensive income, December 31, 2017	$45,707

(1)
During the year ended December 31, 2016, we reclassified a loss of $15.2 million related to foreign currency translation adjustments to income (loss) from discontinued operations in our statement of operations. This amount represents cumulative foreign currency translation adjustments associated with our Belleli CPE business that previously had been recognized in accumulated other comprehensive income. See Note 3 for further discussion of the sale of our Belleli CPE business.